SCHEDULE OF TAX LOSS CARRY FORWARDS FOR PRC INCOME TAX PURPOSE (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
2025	¥ 49,758
2026	238,123
2027	207,161
2028	182,163
2029	219,983
Then thereafter	1,048,144
Total	¥ 1,945,332